Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
C000171137_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.81%
C000171137_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.52%)
C000171137_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.13%
C000194654_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.81%
C000194654_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.52%)
C000194654_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.51%
C000194658_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.81%
C000194658_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.52%)
C000194658_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.51%
C000194656_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.81%
C000194656_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.52%)
C000194656_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.51%
C000166451_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.81%
C000166451_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.52%)
C000166451_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.55%
C000161035_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.81%
C000161035_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.52%)
C000161035_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.61%
C000171137_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Long-Term Treasury Bond Index Fund
C000171137_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,000
C000171137_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 8,704
C000171137_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 8,694
C000171137_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 9,028
C000171137_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 11,908
C000171137_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 11,138
C000171137_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 11,026
C000171137_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 8,361
C000171137_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					$ 8,130
C000171137_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 8,409	$ 8,409	$ 8,409	$ 8,409
C000171137_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Long Treasury Bond Index
C000171137_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171137_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												8,712
C000171137_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											8,705
C000171137_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										9,052
C000171137_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,917
C000171137_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,199
C000171137_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,082
C000171137_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,413
C000171137_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					8,175
C000171137_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	8,455	8,455	$ 8,455	8,455
C000171137_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000171137_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171137_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												9,767
C000171137_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											9,816
C000171137_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,127
C000171137_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,310
C000171137_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,467
C000171137_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,164
C000171137_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,078
C000171137_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,414
C000171137_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,018	$ 11,018	$ 11,018	$ 11,018
C000171137_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.44%
C000171137_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(6.72%)
C000171137_NoLoadClassMember_2024-03-01_2025-02-28Member
Account Value [Line Items]
Average Annual Return, Percent	(1.98%)
C000171137_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.43%
C000171137_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(6.63%)
C000171137_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.92%)
C000194654_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Intermediate Treasury Bond Index Fund
C000194654_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,000
C000194654_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,435
C000194654_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,227
C000194654_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,104
C000194654_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,510
C000194654_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,868
C000194654_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,943
C000194654_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,632
C000194654_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,391
C000194654_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,639
C000194654_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,201	$ 11,201	11,201	$ 11,201
C000194654_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 5-10 Year Treasury Bond Index
C000194654_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000194654_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,445
C000194654_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,249
C000194654_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,125
C000194654_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,547
C000194654_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,907
C000194654_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,989
C000194654_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,674
C000194654_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,431
C000194654_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,681
C000194654_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,246	11,246	11,246	$ 11,246
C000194654_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000194654_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000194654_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,150
C000194654_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,294
C000194654_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,346
C000194654_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,674
C000194654_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,921
C000194654_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,086
C000194654_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,766
C000194654_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,622
C000194654_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,976
C000194654_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,613	$ 11,613	$ 11,613	$ 11,613
C000194654_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.29%
C000194654_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(1.15%)
C000194654_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.14%
C000194654_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.29%
C000194654_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(1.14%)
C000194654_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.18%
C000194658_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Short-Term Treasury Bond Index Fund
C000194658_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000194658_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,169
C000194658_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,153
C000194658_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,118
C000194658_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,374
C000194658_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,003
C000194658_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,203
C000194658_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,944
C000194658_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,477
C000194658_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,899
C000194658_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,478	$ 11,478	$ 11,478	$ 11,478
C000194658_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Treasury Bond Index
C000194658_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000194658_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,179
C000194658_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,180
C000194658_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,142
C000194658_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,407
C000194658_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,041
C000194658_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,242
C000194658_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,989
C000194658_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,521
C000194658_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,948
C000194658_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,532	11,532	11,532	$ 11,532
C000194658_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000194658_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000194658_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,150
C000194658_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,294
C000194658_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,346
C000194658_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,674
C000194658_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,921
C000194658_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,086
C000194658_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,766
C000194658_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,622
C000194658_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,976
C000194658_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,613	$ 11,613	$ 11,613	$ 11,613
C000194658_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.31%
C000194658_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.85%
C000194658_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.39%
C000194658_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.33%
C000194658_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.87%
C000194658_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.44%
C000194656_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Long-Term Treasury Bond Index Fund
C000194656_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000194656_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,389
C000194656_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												9,914
C000194656_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											9,896
C000194656_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,286
C000194656_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,564
C000194656_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,707
C000194656_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,577
C000194656_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,546
C000194656_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					9,263
C000194656_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 9,585	$ 9,585	$ 9,585	$ 9,585
C000194656_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Long Treasury Bond Index
C000194656_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000194656_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,398
C000194656_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												9,932
C000194656_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											9,924
C000194656_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,320
C000194656_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,586
C000194656_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,768
C000194656_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,634
C000194656_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,591
C000194656_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					9,319
C000194656_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	9,639	9,639	9,639	$ 9,639
C000194656_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000194656_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000194656_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,150
C000194656_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,294
C000194656_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,346
C000194656_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,674
C000194656_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,921
C000194656_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,086
C000194656_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,766
C000194656_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,622
C000194656_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,976
C000194656_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,613	$ 11,613	$ 11,613	$ 11,613
C000194656_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.48%
C000194656_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(6.71%)
C000194656_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.42%)
C000194656_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.43%
C000194656_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(6.63%)
C000194656_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.37%)
C000166451_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI U.S. Treasury Bond Index Fund
C000166451_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000166451_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												9,911
C000166451_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											9,853
C000166451_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,171
C000166451_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,413
C000166451_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,374
C000166451_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,136
C000166451_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,012
C000166451_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,237
C000166451_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,745	$ 10,745	$ 10,745	10,745
C000166451_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
C000166451_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000166451_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												9,930
C000166451_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											9,875
C000166451_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,194
C000166451_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,432
C000166451_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,418
C000166451_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,177
C000166451_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,050
C000166451_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,280
C000166451_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,789	10,789	$ 10,789	10,789
C000166451_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000166451_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000166451_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,179
C000166451_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,231
C000166451_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,555
C000166451_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,788
C000166451_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,951
C000166451_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,635
C000166451_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,504
C000166451_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,854
C000166451_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,484	$ 11,484	$ 11,484	$ 11,484
C000166451_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.96%
C000166451_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(1.20%)
C000166451_NoLoadClassMember_2024-03-01_2025-02-28Member
Account Value [Line Items]
Average Annual Return, Percent	0.80%
C000166451_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.95%
C000166451_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(1.15%)
C000166451_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	0.85%
C000161035_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® SAI Long-Term Treasury Bond Index Fund
C000161035_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000161035_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,802
C000161035_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,287
C000161035_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,284
C000161035_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,734
C000161035_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,229
C000161035_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,319
C000161035_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,205
C000161035_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,801
C000161035_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					9,418
C000161035_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 9,641	$ 9,641	9,641	$ 9,641
C000161035_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 20+ Year Treasury Bond Index
C000161035_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000161035_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,812
C000161035_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,310
C000161035_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,320
C000161035_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,727
C000161035_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,204
C000161035_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,316
C000161035_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,209
C000161035_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,836
C000161035_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					9,446
C000161035_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	9,673	9,673	9,673	$ 9,673
C000161035_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000161035_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,000
C000161035_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,152
C000161035_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 10,296
C000161035_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 10,348
C000161035_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 10,676
C000161035_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 11,923
C000161035_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 12,088
C000161035_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 11,769
C000161035_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 10,624
C000161035_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					$ 10,978
C000161035_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,616	$ 11,616	$ 11,616	$ 11,616
C000161035_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.37%
C000161035_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(7.49%)
C000161035_NoLoadClassMember_2024-03-01_2025-02-28Member
Account Value [Line Items]
Average Annual Return, Percent	(0.39%)
C000161035_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.41%
C000161035_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(7.40%)
C000161035_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.35%)